Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
29	Subsequent events

29.1	Funding of the ninth issuance of debentures

On March 28, 2024, the Company raised funds through the ninth issuance of debentures, in single series, in the amount of R$500, with settlement occurring on March 28, 2024. The funds obtained from this issuance will be used for general purposes, including liability management. These debentures will bear interest at the rate of CDI + 1.25% per year, which will be paid semi-annually until maturity in March 2027 and 2028.